Segment information and revenue analysis (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Schedule of Disaggregated information of revenues

Disaggregated information of revenues by business lines are as follows:

	For the year ended December 31,
	2020	2019	2018

Standard cloud-based services	$1,400,857	$2,018,919	$2,064,669
Customized cloud-based services	5,005,080	12,865,074	12,663,985
BPO services	1,747,310	2,007,919	1,994,501
Software development	5,404,262	27,754	—
Other revenues	975,432	1,328,623	2,066,395
Total revenues	$14,532,941	$18,248,289	$18,789,550